BlackRock Balanced Capital Fund, Inc.

BlackRock Basic Value Fund, Inc.

BlackRock Bond Fund, Inc.
   BlackRock High Income Fund
   BlackRock Total Return Fund

BlackRock California Municipal Series Trust
   BlackRock California Municipal Bond Fund

BlackRock Capital Appreciation Fund, Inc.

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Focus Growth Fund, Inc

BlackRock Focus Value Fund, Inc.

BlackRock FundsSM
   BlackRock All-Cap Energy & Resources Portfolio
   BlackRock Asset Allocation Portfolio
   BlackRock Energy & Resources Portfolio
   BlackRock Exchange Portfolio
   BlackRock Global Opportunities Portfolio
   BlackRock Health Sciences Opportunities Portfolio
   BlackRock Index Equity Portfolio
   BlackRock International Opportunities Portfolio
   BlackRock Mid-Cap Growth Equity Portfolio
   BlackRock Mid-Cap Value Equity Portfolio
   BlackRock Science & Technology Opportunities Portfolio
   BlackRock Small Cap Core Equity Portfolio
   BlackRock Small Cap Growth Equity Portfolio
   BlackRock Small/Mid-Cap Growth Portfolio
   BlackRock U.S. Opportunities Portfolio
   BlackRock World Gold Fund

BlackRock Funds II
   BlackRock Aggressive Growth Prepared Portfolio
   BlackRock AMT-Free Municipal Bond Portfolio
   BlackRock Bond Portfolio
   BlackRock Conservative Prepared Portfolio
   BlackRock Emerging Market Debt Portfolio
   BlackRock Floating Rate Income Portfolio
   BlackRock GNMA Portfolio
   BlackRock Government Income Portfolio
   BlackRock Growth Prepared Portfolio
   BlackRock High Yield Bond Portfolio
   BlackRock Income Portfolio
   BlackRock Global Dividend Income Portfolio
   BlackRock Inflation Protected Bond Portfolio
   BlackRock Intermediate Government Bond Portfolio
   BlackRock International Bond Portfolio
   BlackRock Kentucky Municipal Bond Portfolio
   BlackRock Long Duration Bond Portfolio
   BlackRock Low Duration Bond Portfolio
   BlackRock Managed Income Portfolio
   BlackRock Moderate Prepared Portfolio
   BlackRock Multi-Sector Bond Portfolio
   BlackRock Ohio Municipal Bond Portfolio

BlackRock Funds II (continued)
   BlackRock Prepared Portfolio 2015
   BlackRock Prepared Portfolio 2020
   BlackRock Prepared Portfolio 2025
   BlackRock Prepared Portfolio 2030
   BlackRock Prepared Portfolio 2035
   BlackRock Prepared Portfolio 2040
   BlackRock Prepared Portfolio 2045
   BlackRock Prepared Portfolio 2050
   BlackRock Strategic Income Opportunities Portfolio
   BlackRock Total Return Portfolio II

BlackRock Funds III
   BlackRock Bond Index Fund
   BlackRock CoreAlpha Bond Fund
   BlackRock Russell 1000® Index Fund
   BlackRock S&P 500 Stock Fund
   LifePath® Retirement Portfolio
   LifePath 2020 Portfolio®
   LifePath® 2025 Portfolio
   LifePath 2030 Portfolio®
   LifePath® 2035 Portfolio
   LifePath 2040 Portfolio®
   LifePath® 2045 Portfolio
   LifePath® 2050 Portfolio
   LifePath® 2055 Portfolio

BlackRock Global Allocation Fund, Inc.

BlackRock Global Dynamic Equity Fund

BlackRock Global Emerging Markets Fund, Inc.

BlackRock Global Financial Services Fund, Inc.

BlackRock Global Growth Fund, Inc.

BlackRock Global SmallCap Fund, Inc.

BlackRock Healthcare Fund, Inc.

BlackRock Index Funds, Inc.
   BlackRock International Index Fund
   BlackRock S&P 500 Index Fund
   BlackRock Small Cap Index Fund

BlackRock International Value Trust
   BlackRock International Value Fund

BlackRock Large Cap Series Funds, Inc.
   BlackRock Large Cap Core Fund
   BlackRock Large Cap Core Plus Fund
   BlackRock Large Cap Growth Fund
   BlackRock Large Cap Value Fund
   BlackRock Large Cap Core Retirement Portfolio
   BlackRock Large Cap Growth Retirement Portfolio
   BlackRock Large Cap Value Retirement Portfolio

BlackRock Latin America Fund, Inc.

BlackRock Mid Cap Value Opportunities Series, Inc.
   BlackRock Mid Cap Value Opportunities Fund

BlackRock Multi-State Municipal Series Trust
   BlackRock New Jersey Municipal Bond Fund
   BlackRock New York Municipal Bond Fund
   BlackRock Pennsylvania Municipal Bond Fund

BlackRock Municipal Bond Fund, Inc.
   BlackRock High Yield Municipal Fund
   BlackRock Municipal Insured Fund
   BlackRock National Municipal Fund
   BlackRock Short-Term Municipal Fund

BlackRock Municipal Series Trust
   BlackRock Intermediate Municipal Trust

BlackRock Natural Resources Trust

BlackRock Pacific Fund, Inc.

BlackRock Series, Inc.
   BlackRock International Fund
   BlackRock Small Cap Growth Fund II

BlackRock Short-Term Bond Series, Inc.
   BlackRock Short-Term Bond Fund

BlackRock Utilities and Telecommunications Fund, Inc.

BlackRock Value Opportunities Fund, Inc.

BlackRock World Income Fund, Inc.

FDP Series, Inc.
   Marsico Growth FDP Fund
   MFS Research International FDP Fund
   Van Kampen Value FDP Fund
   Franklin Templeton Total Return FDP Fund

BlackRock Bond Allocation Target Shares
   BATS: Series C Portfolio
   BATS: Series M Portfolio
   BATS: Series N Portfolio
   BATS: Series P Portfolio
   BATS: Series S Portfolio

Managed Account Series
   U.S. Mortgage Portfolio
   High Income Portfolio
   Global SmallCap Portfolio
   Mid Cap Value Opportunities Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 1, 2011 to the
Statement of Additional Information of each Fund

Effective April 1, 2011, the Statements of Additional Information of the Funds are amended as follows:

The second paragraph under the section entitled “Investment Risks and Considerations — Foreign Investment Risks” in Part II of each Fund’s current Statement of Additional Information is deleted in its entirety and replaced with the following:

Securities issued by certain companies organized outside the United States may not be deemed to be foreign securities (but rather deemed to be U.S. securities) if (i) the company’s principal operations are conducted from the U.S., (ii) the company’s equity securities trade principally on a U.S. stock exchange, (iii) the company does a substantial amount of business in the U.S. or (iv) the issuer of securities is included in the Fund’s primary U.S. benchmark index.

The last paragraph under the section entitled “Purchase of Shares — Other Compensation to Selling Dealers” in Part II of each Fund’s current Statement of Additional Information is deleted in its entirety and replaced with the following:

As of the date of this Statement of Additional Information, as amended or supplemented from time to time, the following Service Organizations are receiving such payments: Ameriprise Financial Services, Inc., AXA Advisors, LLC, Commonwealth Equity Services, LLP (Commonwealth Financial Network), Donegal Securities, Inc., Financial Network Investment Corporation, ING Financial Partners, Inc., LPL Financial Corporation, Merrill Lynch, MetLife Securities, Inc., Morgan Stanley Smith Barney, Multi-Financial Securities Corporation, New England Securities Corporation, Oppenheimer & Co. Inc., PrimeVest Financial Services, Inc., Raymond James, RBC Capital Markets, Securities America, Inc., Tower Square Securities Inc., UBS, Walnut Street Securities Inc., Wells Fargo and/or broker-dealers and other financial services firms under common control with the above organizations (or their successors or assignees). The level of payments made to these Service Organizations in any year will vary, may be limited to specific Funds or share classes, and normally will not exceed the sum of (a) 0.25% of such year’s Fund sales by that Service Organization, and (b) 0.21% of the assets attributable to that Service Organization invested in a Fund.

Shareholders should retain this Supplement for future reference.